Critical accounting estimates and judgments (Details Narrative)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Electricity discount rate	7.62%
Scenario No 1 [Member]
IfrsStatementLineItems [Line Items]
Probability of occurrence assigned percentage	25.00%
Scenario No 2 [Member]
IfrsStatementLineItems [Line Items]
Probability of occurrence assigned percentage	60.00%
Scenario No 3 [Member]
IfrsStatementLineItems [Line Items]
Probability of occurrence assigned percentage	15.00%